Balance Sheets (Parenthetical) (12/31/2014) - $ / shares	Dec. 31, 2014	Dec. 31, 2013
Statement of Financial Position
Common Stock, par or stated value	$ 0.001	$ 0.001
Common Stock, shares authorized	75,000,000	75,000,000
Common Stock, shares issued	11,043,755	3,960,000
Common Stock, shares outstanding	11,043,755	3,960,000
Preferred Stock, par or stated value	$ 0.001	$ 0.001
Preferred Stock, shares authorized	5,000,000	5,000,000
Preferred Stock, shares issued
Preferred Stock, shares outstanding